Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Depreciation expense	$ 48,847	$ 25,664	$ 170,605	$ 21,782
Disposal of assets			292,681
Impairment of long-lived assets			11,208
Veneto Holdings, L.L.C.
Disposal of assets			292,681
Grainland Pharmacies Holdings
Impairment of long-lived assets			$ 11,208